SEGMENT INFORMATION - Major Customers (Details) - Customer concentration - Revenues	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AmerisourceBergen Corporation
Segment reporting information
Concentration risk, percentage	18.00%	17.00%	16.00%
McKesson Corporation
Segment reporting information
Concentration risk, percentage	16.00%	17.00%	17.00%
Cardinal Health, Inc.
Segment reporting information
Concentration risk, percentage	12.00%	13.00%	14.00%